Allowance for Credit Losses	12 Months Ended
Dec. 31, 2022
Allowance for Credit Losses [Abstract]
Disclosure of allowance for credit losses [text block]	19 – Allowance for Credit Losses The allowance for credit losses consists of allowance for financial assets at amortized cost, financial assets at fair value through OCI and off-balance sheet lending commitments and guarantee business. Development of allowance for credit losses for financial assets at amortized cost Dec 31, 2022 Allowance for Credit Losses² in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI⁴ Total Balance, beginning of year 440 532 3,740 182 4,895 Movements in financial assets including new business and credit extensions (32) 204 887 22 1,081 Transfers due to changes in creditworthiness 122 (121) (0) N/M 0 Changes due to modifications that did not result inderecognition N/M N/M N/M N/M N/M Changes in models 0 0 0 0 0 Financial assets that have been derecognized during the period³ 0 0 (1,014) (28) (1,043) Recovery of written off amounts 0 0 68 3 71 Foreign exchange and other changes 2 12 (25) 1 (10) Balance, end of reporting period 533 626 3,656 180 4,995 Provision for Credit Losses excluding country risk¹ 90 82 886 22 1,081 1 Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk. 2Allowance for credit losses does not include allowance for country risk amounting to € 14 million as of December 31, 2022. 3 This position includes charge offs of allowance for credit losses. 4 The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 46 million in 2022 and € 0 million in 2021. Development of allowance for credit losses for financial assets at amortized cost Dec 31, 2021 Allowance for Credit Losses² in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI⁴ Total Balance, beginning of year 544 648 3,614 139 4,946 Movements in financial assets including new business and credit extensions (245) 85 615 26 480 Transfers due to changes in creditworthiness 138 (197) 58 N/M 0 Changes due to modifications that did not result inderecognition N/M N/M N/M N/M N/M Changes in models 0 0 0 0 0 Financial assets that have been derecognized during the period³ 0 0 (561) (5) (566) Recovery of written off amounts 0 0 55 23 78 Foreign exchange and other changes 3 (4) (41) (0) (43) Balance, end of reporting period 440 532 3,740 182 4,895 Provision for Credit Losses excluding country risk¹ (107) (112) 673 26 480 1 Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk. 2Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2021. 3 This position includes charge offs of allowance for credit losses. 4 The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2021 and € 46 million in 2020 (Prior year’s comparatives aligned to presentation in the current year). Development of allowance for credit losses for financial assets at amortized cost Dec 31, 2020 Allowance for Credit Losses² in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI⁴ Total Balance, beginning of year 549 492 3,015 36 4,093 Movements in financial assets including new business and credit extensions (44) 309 1,348 72 1,686 Transfers due to changes in creditworthiness 77 (125) 49 0 Changes due to modifications that did not result inderecognition N/M N/M N/M N/M N/M Changes in models 0 0 0 0 0 Financial assets that have been derecognized during the period³ 0 0 (781) 0 (781) Recovery of written off amounts 0 0 58 0 58 Foreign exchange and other changes (38) (28) (75) 31 (110) Balance, end of reporting period 544 648 3,614 139 4,946 Provision for Credit Losses excluding country risk¹ 33 184 1,397 72 1,686 1 Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk. 2Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of December 31, 2020. 3 This position includes charge offs of allowance for credit losses. 4 The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 46 million in 2020 (Prior year’s comparatives aligned to presentation in the current year). Allowance for credit losses for financial assets at fair value through OCI1 Dec 31, 2022 Allowance for Credit Losses in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Fair Value through OCI 14 12 43 0 69 1Allowance for credit losses against financial assets at fair value through OCI remained at very low levels (€ 41 million at December 31, 2021 and € 69 million as of December 31, 2022). Due to immateriality, we do not provide any details on the year-over-year development. Dec 31, 2021 Allowance for Credit Losses in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Fair Value through OCI 15 10 16 0 41 1Allowance for credit losses against financial assets at fair value through OCI were almost unchanged at very low levels (€ 20 million at December 31, 2020 and € 41 million as of December 31, 2021). Due to immateriality, we do not provide any details on the year-over-year development. Dec 31, 2020 Allowance for Credit Losses in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Fair Value through OCI 12 6 2 0 20 1Allowance for credit losses against financial assets at fair value through OCI were almost unchanged at very low levels (€ 35 million at December, 31, 2019 and € 20 million as of December 31, 2020, respectively). Due to immateriality, we do not provide any details on the year-over-year development. Development of allowance for credit losses for off-balance sheet positions Dec 31, 2022 Allowance for Credit Losses2 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 108 111 225 0 443 Movements including new business 21 (1) 78 0 99 Transfers due to changes in creditworthiness 12 (15) 3 0 0 Changes in models 0 0 0 0 0 Foreign exchange and other changes 4 3 3 0 9 Balance, end of reporting period 144 97 310 0 551 of which: Financial guarantees 95 56 226 0 378 Provision for Credit Losses excluding country risk1 33 (16) 82 0 99 1 The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models. 2 Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2022. Development of allowance for credit losses for off-balance sheet positions Dec 31, 2021 Allowance for Credit Losses2 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 144 74 200 0 419 Movements including new business (43) 38 18 0 13 Transfers due to changes in creditworthiness 3 (5) 2 0 0 Changes in models 0 0 0 0 0 Foreign exchange and other changes 3 3 6 0 12 Balance, end of reporting period 108 111 225 0 443 of which: Financial guarantees 69 64 164 0 297 Provision for Credit Losses excluding country risk1 (40) 33 19 0 13 1 The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models. 2 Allowance for credit losses does not include allowance for country risk amounting to € 6 million as of December 31, 2021. Development of allowance for credit losses for off-balance sheet positions Dec 31, 2020 Allowance for Credit Losses2 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 128 48 166 0 342 Movements including new business 13 21 41 0 75 Transfers due to changes in creditworthiness 0 0 (1) 0 0 Changes in models 0 0 0 0 0 Foreign exchange and other changes 3 4 (6) 0 1 Balance, end of reporting period 144 74 200 0 419 of which: Financial guarantees 99 43 115 0 257 Provision for Credit Losses excluding country risk1 13 22 40 0 75 1 The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models. 2 Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2020